Accounts Receivable, Net (Tables)	6 Months Ended
Jun. 30, 2025
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net

Accounts receivable, net consisted of the following:

	As of December 31,	As of June 30,
	2024	2025
Accounts receivable	$97,467	$126,247
Allowance for credit losses	(21,862)	(28,631)
Accounts receivable, net	$75,605	$97,616

Schedule of Allowance for Credit Losses

The movement of allowance for credit losses for the six months ended June 30, 2024 and 2025 were as following:

	For the six months ended June 30,
	2024	2025
Balance at the beginning of the period	$21,144	$21,862
Additions	2,654	6,278
Foreign currency translation	(506)	491
Balance at the end of the period	$23,292	$28,631